Income Taxes - Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Uncertainties [Abstract]
Balance at beginning of period	$ 335	$ 287	$ 302
Additions for tax positions taken in prior years	168	93	3
Additions for tax positions taken in the current year	6	10	9
Exam resolutions	(62)	(51)	(23)
Statute expirations	(15)	(4)	(4)
Balance at end of period	$ 432	$ 335	$ 287